Investment Objectives and Goals	Apr. 30, 2026
Manor Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Manor Fund seeks long-term capital appreciation and a moderate level of income.
Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Manor Growth Fund seeks long-term capital appreciation.
Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Manor Bond Fund seeks to provide current income.